RIGHT OF USE ASSETS - Carrying amounts (Details) $ in Millions, Rp in Billions		12 Months Ended
	Jan. 01, 2019 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)
Disclosure of quantitative information about right-of-use assets [line items]
Short-term lease expense		Rp 5,294
Low-value asset leases expense		65
Effect of adoption of new accounting standards			Rp 258
Right-of-use assets	Rp 23,296			$ 1,505	Rp 20,893
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	23,296
Right-of-use assets					20,893
Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		2,892
Deductions		(664)
Reclassification		(210)
Right-of-use assets	23,296				25,314
Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	23,296
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		(4,688)
Deductions		198
Reclassification		69
Right-of-use assets					(4,421)
Land rights | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		1,546
Reclassification		(6)
Right-of-use assets	4,131				5,671
Land rights | Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	4,131
Land rights | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		(676)
Right-of-use assets					(676)
Buildings | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		70
Reclassification		(17)
Right-of-use assets	786				839
Buildings | Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	786
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		(238)
Reclassification		1
Right-of-use assets					(237)
Transmission installation and equipment | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		732
Deductions		(576)
Reclassification		(4)
Right-of-use assets	17,335				17,487
Transmission installation and equipment | Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	17,335
Transmission installation and equipment | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		(3,466)
Deductions		137
Right-of-use assets					(3,329)
Power supply | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		316
Reclassification		(125)
Right-of-use assets	398				589
Power supply | Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	398
Power supply | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		(86)
Reclassification		17
Right-of-use assets					(69)
Vehicles | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		188
Deductions		(84)
Reclassification		(50)
Right-of-use assets	646				700
Vehicles | Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	Rp 646
Vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		(194)
Deductions		58
Reclassification		25
Right-of-use assets					(111)
Others. | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		40
Deductions		(4)
Reclassification		(8)
Right-of-use assets					28
Others. | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		(28)
Deductions		3
Reclassification		Rp 26
Right-of-use assets					Rp 1
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		2 years
Minimum | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		10 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		15 years
Maximum | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		50 years